UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PINCX

Putnam Income Fund

Semiannual report 4|30|12

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Income
Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Credit risk is generally greater for below-investment-grade bonds (a significant portion of the fund’s investments). Unlike bonds, bond funds have ongoing fees and expenses. The prices of bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Income Fund

A high-quality portfolio focused on total return

Since Putnam Income Fund's launch in 1954, the bond landscape has undergone a dramatic transformation, with a greater variety of fixed-income securities available for investment today than ever before. Amid this evolution, the fund's goal has remained constant: pursuing high current income and prudent risk management within a total return context.

The fund's management team has an average of more than 18 years of industry experience.

Brett S. Kozlowski, CFA
Portfolio Manager

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Raman Srivastava, CFA
Portfolio Manager

Daniel S. Choquette, CFA
Portfolio Manager

Kevin F. Murphy
Portfolio Manager

The end of an era?

For more than 25 years, declining interest rates have driven bond prices higher. But with interest rates at historically low levels, any strategy that relies on this trend continuing could be risky.

10-year Treasury yield
Effective federal funds rate
12%
10
8
6
4
2
0
'85 '86 '87 '88 '89 '90 '91 '92 '93 '94 '95 '96 '97 '98 '99 '00 '01 '02 '03 '04 '05 '06 '07 '08 '09 '10 '11 '12

Source: Federal Reserve. Past performance is not indicative of future results.

Putnam Income Fund pursues a wide range of investment opportunities

The fund's management team seeks to better balance the sources of risk and return in the portfolio by investing in sectors that aren't reliant on declining interest rates to drive returns, including sectors that lie outside the benchmark index.

Barclays U.S. Aggregate Bond Index
Putnam Income Fund
High-yield corporate bonds
0% 2%
Residential MBS (non-agency)
0% 9%
Emerging-market bonds
2% 1%
Agency CMO
0% 16%
Net cash
0% 37%
Investment-grade corporate bonds
20% 26%
Commercial MBS
2% 9%
Bank loans
0% 0%
Agency pass-through
31% 0%
Municipal bonds
1% 0%
U.S. Treasury/agency
41% 0%
Int'l Treasury/agency
3% 0%

Source: Putnam, as of 4/30/12. Allocations may not total 100% of net assets because the chart includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities.

2
3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception date of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio manager

Mike, what was the bond-market environment like during the six months ended April 30, 2012?

Investor sentiment shifted early in the period, as better U.S. economic data, coordinated central bank efforts to ease pressure on banks in Europe, and an extension of the Federal Reserve’s [the Fed] accommodative monetary policy, bolstered demand for lower-quality, more economically sensitive fixed-income assets. As a result, high-yield bonds, emerging-market debt, and non-government-agency residential mortgage-backed securities [non-agency RMBS] were among the best-performing market sectors.

Intermediate-maturity U.S. Treasury yields declined, helping the broad Barclays U.S. Aggregate Bond Index — the fund’s benchmark — achieve a modestly positive return. Within the index, higher-yielding spread sectors, including corporate and mortgage-backed securities, solidly outpaced Treasuries.

March was the first month since last summer’s eurozone sovereign debt flare-up that the Treasury market began to show signs of any meaningful stress. A string of better-than-expected readings on the domestic economy pushed Treasury prices lower and yields higher. During April, however, Treasuries rallied and yields declined amid renewed concern about Europe’s debt crisis and uncertainty about the impact of a slowing Chinese economy on global economic growth.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–13 for additional fund performance information. Index descriptions can be found on pages 15–16.

Against this backdrop, the fund slightly outperformed its benchmark but trailed the average return of its Lipper peer group.

Which holdings helped the fund outpace its benchmark?

Our out-of-benchmark allocation to non-agency RMBS was a significant contributor for the period. Robust demand from hedge funds and other institutional investors, coupled with reduced supply concerns, drove the sector’s performance.

In 2011, concern about potential forced selling by banks caused investors to retreat from the non-agency RMBS market, prompting the Fed to suspend the auction of its “Maiden Lane” portfolio, which contained a sizable amount of the securities. The Fed resumed the auction in early 2012 and sold its entire portfolio during the first quarter. Completion of the auction helped to greatly diversify the holders of non-agency RMBS, thereby reducing the likelihood that a single seller could flood the market with excess supply.

Our holdings of investment-grade corporate bonds also aided the fund’s relative performance. Within the sector, favorable positioning among financial institutions drove

Credit qualities are shown as a percentage of net assets as of 4/30/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

results, as bonds issued by this industry group outperformed those issued by industrial and utility companies.

A significant overweighting in commercial mortgage-backed securities [CMBS] was another notable contributor. We held both AAA-rated CMBS and “seasoned mezzanine” securities. CMBS are created when an underwriter assembles a package of commercial mortgages and issues bonds of varying creditworthiness. AAA-rated CMBS occupy the top of the underwriter’s capital structure, and thus offer the greatest principal protection. Mezzanine CMBS are slightly lower in the capital structure, but still provide a meaningful amount of principal protection along with higher yields. The mezzanine bonds we selected were issued prior to 2006, when CMBS underwriting standards were stronger than they were later in the decade, and provided the fund with a reliable stream of cash flows.

Lastly, collateralized mortgage obligations [CMOs] derived from agency mortgage pass-through securities provided a modest boost versus the index. We favored CMOs created from mortgages that were issued after the cut-off date of the revised Home Affordable Refinance Program [HARP] because we believed they carried lower levels of prepayment risk.

To explain, HARP was introduced by the Obama administration in 2009 to help homeowners who owed more on their mortgages than their homes were worth. When the program was launched, the rules stipulated that mortgages originating before June 1, 2009, would be eligible for a streamlined refinancing process, while mortgages created after that date would not be eligible. Consequently, loans originating after May 31, 2009, would be more cumbersome to refinance, and the securities created from these mortgage pools would have relatively slow prepayment rates. In November 2011, HARP was revised to correct the disparity created by the May 31, 2009 cut-off date by making it easier for borrowers with lower credit ratings and mortgages with relatively high interest rates to refinance.

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any. Holdings will vary over time.

Seeking to capitalize on the changes to HARP, we executed a twofold strategy: invest in CMOs derived from pass-throughs issued after May 31, 2009, which were created from mortgages not eligible for HARP treatment, and underweight higher-coupon pass-throughs, where prepayment speeds were likely to be much faster. Since, at period-end, the full effect of the HARP revisions were yet to be felt throughout the market, this strategy aided performance only during the period’s second half.

Some readers may not be familiar with the critical role of prepayment risk when investing in mortgage-backed securities [MBS]. Could you provide an explanation?

Sure. All MBS are subject to prepayment risk, because mortgage holders have the right to prepay their loans without penalty. A homeowner can prepay a mortgage by selling the property, refinancing the mortgage, or otherwise paying off the loan in part or whole. Fast prepayments are generally unwelcome for holders of MBS priced above their $100 par value. That’s because prepayment would result in the loss of the security’s price premium on the prepaid balance. For example, if a security is priced at $105 and, hypothetically speaking, all the borrowers prepay, investors would get back $100 on bonds that had been valued at $105.

What factors hampered the fund’s relative results?

Given the low level of Treasury yields and expectations for modestly improving economic growth, we took a cautious approach toward interest-rate risk by generally keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. However, this positioning, which can be beneficial when rates are rising, was the primary detractor from performance, as longer-term yields declined during most of the period and the yield curve flattened.

How did you use derivatives during the period?

We used futures and interest-rate swaps —which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and CMO holdings.

What is your outlook for the coming months, and how are you positioning the fund?

Much of the recent data on the domestic economy has been positive and, in my view, modest GDP growth is likely to continue. Overseas, while there are no easy solutions to the fiscal problems plaguing various European economies, I don’t believe weakness in Europe will spill over and lead to recession in the United States. Similarly, I don’t think China’s economy will slow to the point where it will negatively affect U.S. growth.

That said, there is considerable uncertainty on the horizon, given the major fiscal changes that may occur in 2013, such as the possible expiration of the Bush-era tax cuts, surcharges related to health-care reform, and automatic spending cuts. Changes of this magnitude have investors concerned about their potentially detrimental effect on U.S. economic growth.

As we have seen during the past few years, macroeconomic developments can lead to periods of volatility and constrained liquidity in the credit markets. Accordingly, while we remain optimistic about the direction of the U.S. economic recovery, we are taking a cautious approach toward risk, given the potential for increased volatility.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

Your fund’s dividend rate was decreased during the semiannual period ended April 30, 2012. The dividend per class A share declined from $0.020 to $0.016, effective April 2012. The reduction was due to the fund’s increased focus on higher-quality, lower-yielding segments of the bond market, and lower overall yields across the market. Similar reductions were made to other share classes.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Daniel S. Choquette, CFA; Brett S. Kozlowski, CFA; Kevin F. Murphy; and Raman Srivastava, CFA.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may in some cases amplify traditional fixed-income risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to meet its obligation. Putnam continuously monitors the counterparty risks we assume, and analyzes the cash flows and balance sheets of those institutions we enter into contracts with in much the same way we analyze a company’s financial health before purchasing its stock or debt. Putnam also enters into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts in order to mitigate the level of ongoing counterparty credit risk.

See pages 64–66 for more information on the types of derivatives used.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(6/16/94)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.85%	7.78%	6.87%	6.87%	7.04%	7.04%	7.41%	7.35%	7.58%	7.94%

10 years	76.45	69.43	63.51	63.51	63.58	63.58	71.86	66.20	72.05	80.76
Annual average	5.84	5.41	5.04	5.04	5.04	5.04	5.56	5.21	5.58	6.10

5 years	40.29	34.72	34.83	32.83	35.06	35.06	38.34	33.94	38.36	41.91
Annual average	7.01	6.14	6.16	5.84	6.20	6.20	6.71	6.02	6.71	7.25

3 years	51.56	45.41	47.74	44.74	47.94	47.94	50.26	45.38	50.12	52.58
Annual average	14.87	13.29	13.89	13.12	13.94	13.94	14.54	13.28	14.50	15.12

1 year	4.05	–0.15	3.17	–1.82	3.16	2.16	3.74	0.33	3.82	4.38

6 months	2.61	–1.56	2.12	–2.88	2.12	1.12	2.42	–0.97	2.37	2.82

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Comparative index returns For periods ended 4/30/12

	Barclays U.S. Aggregate	Lipper Corporate Debt Funds A-Rated
	Bond Index	category average*

Annual average (life of fund)	—†	—†

10 years	74.29%	71.54%
Annual average	5.71	5.48

5 years	36.16	33.92
Annual average	6.37	5.98

3 years	22.70	31.96
Annual average	7.06	9.61

1 year	7.54	7.10

6 months	2.44	3.13

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and 10-year periods ended 4/30/12, there were 117, 116, 98, 93, and 58 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception date of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.116		$0.092	$0.092	$0.110		$0.109	$0.122

Capital gains	—		—	—	—		—	—

Total	$0.116		$0.092	$0.092	$0.110		$0.109	$0.122

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$6.84	$7.13	$6.78	$6.80	$6.71	$6.94	$6.81	$6.91

4/30/12	6.90	7.19	6.83	6.85	6.76	6.99	6.86	6.98

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current yield (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	2.78%	2.67%	2.11%	2.10%	2.66%	2.58%	2.62%	2.92%

Current 30-day SEC yield [2]
(with expense limitation)	N/A	2.56	1.92	1.93	N/A	2.34	2.42	2.91

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(6/16/94)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.85%	7.77%	6.86%	6.86%	7.04%	7.04%	7.41%	7.35%	7.58%	7.93%

10 years	78.04	70.85	65.22	65.22	65.28	65.28	73.65	68.10	73.86	82.39
Annual average	5.94	5.50	5.15	5.15	5.15	5.15	5.67	5.33	5.69	6.19

5 years	39.71	34.15	34.46	32.46	34.50	34.50	37.96	33.57	37.78	41.34
Annual average	6.92	6.05	6.10	5.78	6.11	6.11	6.65	5.96	6.62	7.17

3 years	57.30	50.95	53.86	50.86	53.78	53.78	56.26	51.26	56.33	58.61
Annual average	16.30	14.71	15.45	14.69	15.43	15.43	16.04	14.79	16.06	16.62

1 year	4.86	0.72	3.98	–1.03	4.12	3.12	4.57	1.24	4.64	5.03

6 months	2.38	–1.66	2.04	–2.96	2.03	1.03	2.34	–0.93	2.29	2.44

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses for the fiscal year
ended 10/31/11	0.87%	1.62%	1.62%	1.12%	1.12%	0.62%

Annualized expense ratio for the six-month period
ended 4/30/12	0.87%	1.62%	1.62%	1.12%	1.12%	0.62%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.38	$8.14	$8.14	$5.64	$5.64	$3.13

Ending value (after expenses)	$1,026.10	$1,021.20	$1,021.20	$1,024.20	$1,023.70	$1,028.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.37	$8.12	$8.12	$5.62	$5.62	$3.12

Ending value (after expenses)	$1,020.54	$1,016.81	$1,016.81	$1,019.29	$1,019.29	$1,021.78

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial to sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June  30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolio 4/30/12 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (37.5%)*	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
7s, January 1, 2017	$7,596	$8,001
4 1/2s, TBA, May 1, 2042	9,000,000	9,636,328
4s, TBA, May 1, 2042	73,000,000	77,220,313
3 1/2s, TBA, June 1, 2042	135,000,000	139,809,375
3 1/2s, TBA, May 1, 2042	278,000,000	288,685,625

Total U.S. government agency mortgage obligations (cost $510,145,501)		$515,359,642

MORTGAGE-BACKED SECURITIES (30.1%)*	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 05-7, Class 7A21,
0.489s, 2035	$6,581,528	$5,001,961

Banc of America Commercial Mortgage, Inc.
Ser. 04-4, Class D, 5.073s, 2042	1,667,000	1,575,315
Ser. 07-1, Class XW, IO, 0.466s, 2049	11,438,675	113,220

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.04s, 2042	20,004,590	261,760
Ser. 04-5, Class XC, IO, 0.879s, 2041	33,624,136	446,865
Ser. 02-PB2, Class XC, IO, 0.731s, 2035	12,281,447	10,734
Ser. 07-5, Class XW, IO, 0.58s, 2051	21,744,635	329,431
Ser. 05-1, Class XW, IO, 0.075s, 2042	314,446,690	139,300

Bear Stearns Asset Backed Securities Trust FRB Ser. 04-AC6,
Class A2, 0.639s, 2034	4,781,641	3,251,516

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PWR3, Class D, 4.889s, 2041 F	1,989,000	1,944,982
Ser. 04-PR3I, Class X1, IO, 1.158s, 2041	8,275,208	136,036

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.232s, 2038 F	17,538,219	298,239

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA,
IO, 1.674s, 2044 F	29,151,309	2,064,789

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	2,050,000	1,920,112

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.154s, 2049	79,085,783	1,104,038

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 07-CD4, Class A2B, 5.205s, 2049	534,224	539,728

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.573s, 2049	50,406,175	742,987
Ser. 07-CD4, Class XC, IO, 0.224s, 2049	159,839,641	1,406,589

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	351,300	358,820

Commercial Mortgage Pass-Through Certificates
Ser. 05-C6, Class AJ, 5.209s, 2044	4,547,000	4,471,656
Ser. 05-LP5, Class B, 5.105s, 2043 F	1,755,000	1,650,123

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.23s, 2043	26,484,479	271,439
Ser. 06-C8, Class XS, IO, 0.207s, 2046	59,337,966	745,961
Ser. 05-C6, Class XC, IO, 0.112s, 2044 F	51,670,817	277,505

MORTGAGE-BACKED SECURITIES (30.1%)* cont.	Principal amount	Value

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.967s, 2039	$4,477,997	$4,471,979
Ser. 06-C5, Class AX, IO, 0.234s, 2039	30,497,166	411,601

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.258s, 2049	93,105,884	558,930

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	1,733,000	1,733,000
Ser. 05-C6, Class AJ, 5.23s, 2040 ∆ F	1,825,000	1,802,459
Ser. 05-C5, Class AJ, 5.1s, 2038 F	3,941,000	3,999,320
FRB Ser. 04-C5, Class B, 4.929s, 2037	1,590,000	1,594,770
Ser. 03-CPN1, Class E, 4.891s, 2035	1,528,000	1,515,700

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	2,625,429	2,825,633
FRB Ser. 03-CK2, Class G, 5.744s, 2036	2,984,000	2,974,038
Ser. 03-C3, Class AX, IO, 1.937s, 2038	63,502,846	695,991
Ser. 02-CP3, Class AX, IO, 1.452s, 2035	15,802,570	8,533
Ser. 04-C4, Class AX, IO, 1.189s, 2039	6,152,761	94,488

Deutsche Mortgage Securities, Inc. Ser. 2009-RS2,
Class 4A2, 0.372s, 2037	8,894,363	3,557,745

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1,
Class B4, 7.444s, 2031	3,188,000	3,332,456

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.826s, 2037	1,846,966	2,958,982
IFB Ser. 2976, Class LC, 23.539s, 2035	260,840	414,736
IFB Ser. 2979, Class AS, 23.392s, 2034	192,361	264,568
IFB Ser. 3072, Class SB, 22.769s, 2035	1,005,932	1,547,133
IFB Ser. 3249, Class PS, 21.482s, 2036	959,881	1,415,947
IFB Ser. 3065, Class DC, 19.139s, 2035	1,083,876	1,662,394
IFB Ser. 2990, Class LB, 16.332s, 2034	1,332,734	1,832,815
IFB Ser. 3835, Class SN, 15.524s, 2041	9,573,624	13,320,261
IFB Ser. 3835, Class SC, IO, 6.41s, 2038	8,861,160	1,629,833
IFB Ser. 3803, Class SP, IO, 6.36s, 2038	11,150,148	1,448,538
IFB Ser. 3861, Class PS, IO, 6.36s, 2037	5,801,568	969,558
IFB Ser. 3907, Class KS, IO, 6.31s, 2040	6,605,155	1,217,030
IFB Ser. 3708, Class SA, IO, 6.21s, 2040	20,657,643	3,026,758
IFB Ser. 3852, Class NT, 5.76s, 2041	3,998,836	4,182,022
IFB Ser. 3852, Class TB, 5.76s, 2041	3,221,516	3,372,766
IFB Ser. 3752, Class PS, IO, 5.76s, 2040	9,161,019	1,563,878
Ser. 3632, Class CI, IO, 5s, 2038	419,098	34,048
Ser. 3626, Class DI, IO, 5s, 2037	274,947	12,909
Ser. 4018, Class DI, IO, 4 1/2s, 2041	10,728,345	1,544,345
Ser. 3747, Class HI, IO, 4 1/2s, 2037	2,563,976	302,039
Ser. 3707, Class PI, IO, 4 1/2s, 2025	11,158,827	887,573
Ser. 3768, Class MI, IO, 4s, 2035	58,780,514	5,676,975
Ser. 3736, Class QI, IO, 4s, 2034	13,221,748	628,033
Ser. 3740, Class KI, IO, 4s, 2033	17,634,355	725,830
Ser. T-56, Class A, IO, 0.524s, 2043	13,985,642	209,785
Ser. T-56, Class 3, IO, 0.477s, 2043	4,947,164	64,932
Ser. T-56, Class 1, IO, 0.295s, 2043	16,941,617	127,062
Ser. T-56, Class 2, IO, 0 1/8s, 2043	5,964,862	18,640
Ser. 3369, Class BO, PO, zero %, 2037	69,532	63,707

MORTGAGE-BACKED SECURITIES (30.1%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3391, PO, zero %, 2037	$184,231	$162,821
Ser. 3300, PO, zero %, 2037	1,148,884	1,065,857
Ser. 3206, Class EO, PO, zero %, 2036	45,716	41,694
Ser. 3175, Class MO, PO, zero %, 2036	148,704	135,887
Ser. 3210, PO, zero %, 2036	37,679	34,972
FRB Ser. 3326, Class YF, zero %, 2037	33,992	33,354
FRB Ser. 3117, Class AF, zero %, 2036	47,887	39,046
FRB Ser. 3326, Class WF, zero %, 2035	116,773	102,875
FRB Ser. 3036, Class AS, zero %, 2035	67,537	55,925

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.468s, 2036	1,978,645	3,554,050
IFB Ser. 06-8, Class HP, 23.691s, 2036	1,027,137	1,702,119
IFB Ser. 05-45, Class DA, 23.545s, 2035	2,050,473	3,296,888
IFB Ser. 05-122, Class SE, 22.264s, 2035	1,886,396	2,794,784
IFB Ser. 05-75, Class GS, 19.534s, 2035	866,241	1,239,859
IFB Ser. 05-106, Class JC, 19.384s, 2035	1,020,259	1,601,051
IFB Ser. 05-83, Class QP, 16.773s, 2034	240,133	326,581
IFB Ser. 11-4, Class CS, 12.423s, 2040	2,467,352	2,862,129
IFB Ser. 10-129, Class PS, IO, 6.461s, 2038	27,608,976	4,762,548
IFB Ser. 12-4, Class SN, IO, 6.361s, 2040	7,941,341	1,497,657
IFB Ser. 12-3, Class CS, IO, 6.311s, 2040	10,751,257	2,059,081
IFB Ser. 12-3, Class SD, IO, 6.271s, 2042	4,059,642	768,774
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	21,630,602	3,471,712
IFB Ser. 11-27, Class AS, IO, 6.241s, 2041	15,810,076	2,331,038
IFB Ser. 12-30, Class HS, IO, 6.211s, 2042	32,450,398	6,603,007
IFB Ser. 10-35, Class SG, IO, 6.161s, 2040	35,252,886	5,697,571
IFB Ser. 12-4, Class SY, IO, 5.711s, 2042	6,779,277	1,125,224
Ser. 03-W10, Class 1, IO, 1.431s, 2043	11,848,837	559,117
Ser. 01-50, Class B1, IO, 0.408s, 2041	1,078,434	12,132
Ser. 2002-W6, Class 1AIO, 0.272s, 2042	1,275,922	12,759
Ser. 2005-W4, Class 1AIO, 0.123s, 2035	306,038	2,678
Ser. 03-34, Class P1, PO, zero %, 2043	280,849	224,679
Ser. 07-64, Class LO, PO, zero %, 2037	306,113	281,299
Ser. 07-14, Class KO, PO, zero %, 2037	660,825	600,002
Ser. 06-125, Class OX, PO, zero %, 2037	118,812	111,923
Ser. 06-84, Class OT, PO, zero %, 2036	86,407	80,357
Ser. 06-46, Class OC, PO, zero %, 2036	83,339	75,634
Ser. 04-61, Class CO, PO, zero %, 2031	81,595	81,081
FRB Ser. 06-104, Class EK, zero %, 2036	7,310	7,091
IFB Ser. 06-48, Class FG, zero %, 2036	27,985	27,960

First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.52s, 2033	3,631,488	36

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.157s, 2043	45,071,071	332,625
Ser. 07-C1, Class XC, IO, 0.15s, 2049	123,413,886	748,505
Ser. 05-C3, Class XC, IO, 0.132s, 2045	310,956,322	1,305,395

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.336s, 2029	3,677,057	104,491
Ser. 05-C1, Class X1, IO, 0.308s, 2043	34,860,609	466,330

MORTGAGE-BACKED SECURITIES (30.1%)* cont.	Principal amount	Value

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	$6,757	$6,117

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.504s, 2041	14,858,416	22,891,321
IFB Ser. 10-158, Class SD, 14.281s, 2040	2,780,250	3,898,272
IFB Ser. 11-70, Class WS, 9.221s, 2040	11,858,000	13,396,338
IFB Ser. 11-72, Class SE, 7.084s, 2041	9,422,000	9,654,007
IFB Ser. 11-56, Class MS, 6.831s, 2041	6,550,492	7,152,286
IFB Ser. 11-56, Class SG, 6.831s, 2041	3,742,439	4,108,823
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038	2,568,074	354,132
IFB Ser. 11-61, Class CS, IO, 6.44s, 2035	26,557,320	4,019,742
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038	3,304,672	451,696
IFB Ser. 10-42, Class SP, IO, 6.31s, 2039	6,518,633	1,009,997
IFB Ser. 11-70, Class SM, IO, 5.65s, 2041	5,789,000	1,700,461
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	12,432,384	1,587,118
Ser. 12-8, Class PI, IO, 4s, 2041	17,219,163	3,035,739
Ser. 11-116, Class BI, IO, 4s, 2026	10,634,102	1,200,696
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040	15,722,313	83,014
Ser. 11-70, PO, zero %, 2041	40,170,678	31,525,546
Ser. 10-151, Class KO, PO, zero %, 2037	1,384,958	1,259,523
Ser. 06-36, Class OD, PO, zero %, 2036	83,378	76,930
Ser. 99-31, Class MP, PO, zero %, 2029	36,853	34,229

Greenpoint Mortgage Funding Trust FRB Ser. 05-AR2,
Class A1, 0.469s, 2045	4,842,603	2,881,349

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	1,618,000	1,578,796
Ser. 05-GG3, Class XC, IO, 0.917s, 2042	75,956,097	1,067,563

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	426,032	437,415

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	572,611	584,066
Ser. 06-GG6, Class XC, IO, 0.151s, 2038	108,286,702	191,992

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.181s, 2051	19,773,000	21,150,130
FRB Ser. 04-CB9, Class B, 5.853s, 2041 F	2,650,000	2,531,755
FRB Ser. 02-C2, Class E, 5.518s, 2034	1,540,000	1,537,505
Ser. 02-C3, Class D, 5.314s, 2035	1,521,000	1,537,534
Ser. 06-LDP8, Class X, IO, 0.735s, 2045	61,222,467	1,162,247
Ser. 07-LDPX, Class X, IO, 0.494s, 2049	41,405,725	452,399

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	1,599,000	1,613,732
Ser. 05-CB12, Class X1, IO, 0.152s, 2037	29,874,828	274,221
Ser. 06-LDP6, Class X1, IO, 0.093s, 2043	56,850,714	193,975

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 F	556,463	545,347
Ser. 99-C1, Class G, 6.41s, 2031 F	601,777	607,851
Ser. 98-C4, Class G, 5.6s, 2035	456,247	472,033
Ser. 98-C4, Class H, 5.6s, 2035	808,000	879,999

MORTGAGE-BACKED SECURITIES (30.1%)* cont.	Principal amount	Value

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	$1,896,408	$1,896,408
Ser. 03-C5, Class F, 4.843s, 2037	2,504,000	2,367,532
Ser. 07-C2, Class XW, IO, 0.712s, 2040	8,567,218	139,252

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.843s, 2038	41,495,803	1,005,277
Ser. 06-C7, Class XCL, IO, 0.335s, 2038	69,339,492	971,030
Ser. 05-C2, Class XCL, IO, 0.305s, 2040	144,795,259	1,171,538
Ser. 05-C5, Class XCL, IO, 0.237s, 2040	94,361,994	1,376,175
Ser. 07-C2, Class XCL, IO, 0.193s, 2040	189,767,377	1,969,026
Ser. 05-C7, Class XCL, IO, 0.159s, 2040	124,064,174	720,689

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.518s, 2028 F	188,377	4,521

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.032s, 2050	475,000	493,365
Ser. 03-KEY1, Class C, 5.373s, 2035	3,163,000	3,164,360
Ser. 05-MCP1, Class XC, IO, 0.257s, 2043	39,803,681	410,018

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC,
IO, 1.053s, 2039	15,836,353	241,045

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 06-3, Class AM, 5.456s, 2046 F	1,347,000	1,446,914
FRB Ser. 06-4, Class A2FL, 0.36s, 2049	1,453,021	1,438,490

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.751s, 2037	2,788,348	209,126
Ser. 06-C4, Class X, IO, 6.274s, 2045	6,176,797	463,260
Ser. 05-C3, Class X, IO, 6.054s, 2044	1,896,501	142,238

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.918s, 2041	1,029,434	1,038,174
FRB Ser. 07-HQ12, Class A2, 5.782s, 2049 F	1,378,720	1,404,812
Ser. 07-IQ14, Class A2, 5.61s, 2049	2,538,454	2,604,756

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C,
5.237s, 2041 F	2,350,000	2,363,371

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	2,146,000	2,122,330

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.854s, 2043 F	430,286	445,190

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	2,002,000	2,093,397

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3, Class A2,
0.579s, 2035	6,061,282	4,576,268

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4,
Class X2, IO, 0 1/2s, 2047	146,083,408	3,140,793

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.009s, 2045	32,281,970	5,165,115

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.656s, 2039 F	4,471,000	4,718,009

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.55s, 2048	197,535,177	3,237,602
Ser. 07-C34, IO, 0.543s, 2046	18,392,778	268,535

MORTGAGE-BACKED SECURITIES (30.1%)* cont.	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.211s, 2042	$24,413,078	$226,797
Ser. 06-C26, Class XC, IO, 0.093s, 2045	11,417,344	32,425
Ser. 06-C23, Class XC, IO, 0.081s, 2045	155,091,764	713,422

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	129,000	112,244
Ser. 05-C1A, Class C, 4.9s, 2036 F	529,000	532,889

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.749s, 2045	5,818,644	3,374,814
FRB Ser. 05-AR19, Class A1C3, 0.739s, 2045	14,488,508	8,113,565
FRB Ser. 05-AR11, Class A1B2, 0.689s, 2045	6,081,992	4,470,264
FRB Ser. 05-AR8, Class 2AB2, 0.659s, 2045	11,513,430	8,750,207
FRB Ser. 2005-AR17, Class A1B2, 0.649s, 2045	8,053,120	5,315,059
FRB Ser. 05-AR11, Class A1B3, 0.639s, 2045	8,120,369	5,927,869
FRB Ser. 05-AR2, Class 2A23, 0.619s, 2045	12,760,722	9,761,953
FRB Ser. 2005-AR17, Class A1B3, 0.589s, 2045	2,396,060	1,532,101
FRB Ser. 05-AR2, Class 2A21, 0.569s, 2045	3,008,361	2,358,525
FRB Ser. 05-AR17, Class A1A2, 0.529s, 2045	243,552	180,229

Total mortgage-backed securities (cost $374,103,407)		$413,520,319

CORPORATE BONDS AND NOTES (27.8%)*	Principal amount	Value

Basic materials (2.2%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	$835,000	$1,055,303

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	935,000	1,130,111

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	1,575,000	1,535,786

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	835,000	895,538

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	1,210,000	1,406,625

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	1,565,000	1,625,538

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	470,000	590,513

Georgia-Pacific, LLC 144A company guaranty sr. notes
5.4s, 2020	2,120,000	2,416,281

International Paper Co. sr. unsec. notes 9 3/8s, 2019	958,000	1,281,012

International Paper Co. sr. unsec. notes 8.7s, 2038	510,000	694,766

International Paper Co. sr. unsec. notes 7.95s, 2018	1,400,000	1,753,345

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	900,000	1,113,619

LyondellBasell Industries NV 144A company
guaranty sr. notes 6s, 2021 (Netherlands)	875,000	945,000

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	640,000	663,093

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	1,130,000	1,393,495

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 5.2s, 2040 (Australia)	2,475,000	2,756,375

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	407,000	412,195

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	393,000	400,156

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	1,815,000	2,367,286

Sealed Air Corp. sr. notes 7 7/8s, 2017	725,000	784,575

Sealed Air Corp. 144A notes 5 5/8s, 2013	678,000	698,855

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	82,000	101,475

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Basic materials cont.
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	$245,000	$280,862

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	1,080,000	1,255,931

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	135,000	148,164

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	1,000,000	1,041,437

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	610,000	691,257

		29,438,593
Capital goods (0.5%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	850,000	882,938

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	1,085,000	1,101,275

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	1,393,000	1,808,180

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN,
6 1/4s, 2038	435,000	557,466

Republic Services, Inc. company guaranty sr. unsec.
notes 5.7s, 2041	595,000	700,570

Republic Services, Inc. company guaranty sr. unsec.
notes 3.8s, 2018	720,000	781,404

Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	660,000	776,653

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	120,462

		6,728,948
Communication services (2.9%)
America Movil SAB de CV company guaranty sr. unsec.
unsub. notes 6 1/8s, 2040 (Mexico)	880,000	1,056,837

America Movil SAB de CV company guaranty unsec.
unsub. notes 2 3/8s, 2016 (Mexico)	670,000	684,168

American Tower Corp. sr. unsec. notes 7s, 2017 R	1,210,000	1,414,457

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019 R	1,560,000	1,835,182

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	1,160,000	1,368,143

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,535,000	1,839,664

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,570,000	2,055,695

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028	2,025,000	1,934,339

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	855,000	811,782

Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	785,000	1,021,129

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	700,000	889,961

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	265,000	301,964

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	674,916

Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	455,064

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	1,915,000	2,031,267

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	880,000	997,956

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	886,000	911,646

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	800,000	832,000

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015	215,000	233,275

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	845,000	1,025,281

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Communication services cont.
Qwest Corp. notes 6 3/4s, 2021	$1,767,000	$1,981,957

Rogers Communications, Inc. company guaranty notes 6.8s,
2018 (Canada)	610,000	760,051

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	2,425,000	2,613,211

TCI Communications, Inc. company guaranty sr. unsec.
unsub. debs. 7 7/8s, 2026	2,435,000	3,222,876

Telecom Italia Capital SA company guaranty sr. unsec.
unsub. notes 6.175s, 2014 (Italy)	955,000	985,847

Telefonica Emisiones SAU company guaranty sr. unsec.
notes 5.462s, 2021 (Spain)	1,500,000	1,409,753

Telefonica Emisiones SAU company guaranty sr. unsec.
unsub. notes 6.221s, 2017 (Spain)	345,000	351,972

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	1,165,000	1,473,496

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018	355,000	433,855

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	350,000	422,028

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2041	85,000	89,100

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	424,000	581,623

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	856,000	1,170,632

Verizon New Jersey, Inc. debs. 8s, 2022	640,000	838,435

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	1,014,376

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	226,258

		39,950,196
Consumer cyclicals (2.7%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	1,095,000	1,243,852

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	645,000	699,825

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	1,195,000	1,294,766

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 6.35s, 2040	805,000	894,623

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019	1,670,000	1,921,596

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021	1,635,000	1,790,325

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	950,000	993,145

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	950,000	1,026,598

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021	740,000	832,619

FUEL Trust 144A company guaranty asset backed notes
4.207s, 2016	2,760,000	2,882,031

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	1,769,000	1,846,394

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	840,000	909,300

Limited Brands, Inc. sr. notes 5 5/8s, 2022	820,000	825,125

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2042	240,000	242,443

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 3 7/8s, 2022	$360,000	$369,947

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	780,000	776,852

Masco Corp. sr. unsec. bonds 7 1/8s, 2020	470,000	508,384

News America Holdings, Inc. company guaranty sr. unsec.
debs. 7 3/4s, 2024	870,000	1,019,569

News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	940,366

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	1,060,000	1,148,834

Owens Corning company guaranty sr. unsec. notes 9s, 2019	672,000	831,600

QVC, Inc. 144A sr. notes 7 1/8s, 2017	535,000	572,450

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	1,450,000	1,962,324

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	1,850,000	2,423,783

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	365,000	404,360

Time Warner, Inc. debs. 9.15s, 2023	675,000	929,858

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	2,075,000	2,150,768

Viacom, Inc. company guaranty sr. unsec. notes 7 7/8s, 2030	2,400,000	3,164,261

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	1,305,000	1,317,209

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	520,000	546,242

		36,469,449
Consumer staples (2.1%)
Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	910,000	1,235,632

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	1,735,000	2,367,409

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	1,313,000	2,075,088

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	1,430,000	1,568,421

Campbell Soup Co. debs. 8 7/8s, 2021	715,000	1,039,408

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	466,000	506,193

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019	1,310,000	1,631,417

CVS Pass-Through Trust 144A company
guaranty sr. notes 7.507s, 2032	2,219,863	2,751,187

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	2,270,000	2,627,162

Diageo Investment Corp. company guaranty sr. unsec.
debs. 8s, 2022 (Canada)	675,000	934,646

General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	229,552

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020	590,000	688,868

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	3,905,000	4,897,462

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017	605,000	732,373

Kroger Co. sr. notes 6.15s, 2020	200,000	244,318

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	915,868

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	530,000	713,355

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	775,000	976,855

SABMiller Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.95s, 2042	630,000	669,826

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	675,000	777,938

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	1,370,000	1,573,068

		29,156,046

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Energy (1.9%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	$2,880,000	$3,625,209

BG Energy Capital PLC 144A company guaranty sr. unsec.
notes 4s, 2021 (United Kingdom)	200,000	213,883

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4.742s, 2021 (United Kingdom)	1,860,000	2,114,150

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)	620,000	688,911

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	868,400

Chesapeake Midstream Partners LP/CHKM Finance Corp. company
guaranty sr. unsec notes 5 7/8s, 2021	602,000	571,900

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	775,000	858,458

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	407,428

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	885,000	1,144,864

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	525,000	576,621

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	895,000	1,119,814

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012	195,000	197,663

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	561,000

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	1,095,000	1,214,182

Petrohawk Energy Corp. company guaranty sr. unsec.
notes 7 1/4s, 2018	2,910,000	3,317,400

Petronas Capital, Ltd. 144A company guaranty unsec.
unsub. notes 5 1/4s, 2019 (Malaysia)	975,000	1,108,166

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	2,160,000	3,027,633

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,094,982

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040
(Norway)	1,900,000	2,171,417

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019	584,000	772,561

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	205,000	232,245

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.35s, 2017	240,000	278,964

Weatherford International, Ltd. company guaranty 6 1/2s,
2036 (Switzerland)	470,000	508,686

		26,674,537
Financials (10.4%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017
(Netherlands)	4,460,000	4,512,137

Aflac, Inc. sr. unsec. notes 6.9s, 2039	1,395,000	1,668,606

Aflac, Inc. sr. unsec. notes 6.45s, 2040	990,000	1,138,317

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	1,017,280

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.54s, 2017	1,035,000	975,761

American Express Co. sr. unsec. notes 8 1/8s, 2019	1,450,000	1,920,480

American International Group, Inc. jr. sub. bonds FRB
8.175s, 2068	210,000	224,438

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Financials cont.
American International Group, Inc. sr. unsec. Ser. MTN,
5.85s, 2018	$2,440,000	$2,685,094

Aon PLC jr. unsec. sub. notes 8.205s, 2027	3,255,000	3,802,908

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	2,745,000	3,106,742

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	1,485,000	1,598,830

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2018 (France)	1,630,000	1,324,375

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	2,665,000	2,757,017

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042	840,000	829,119

Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,612,057

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	943,867

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	3,331,000	3,875,019

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017
(United Kingdom)	2,815,000	2,823,929

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,190,475

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	1,685,000	2,049,776

Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,326,009

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	2,245,000	2,491,979

Citigroup, Inc. sr. unsec. sub. FRN 0.745s, 2016	1,961,000	1,690,950

Citigroup, Inc. sub. notes 5s, 2014	1,156,000	1,195,488

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	580,000	634,707

Commonwealth Bank of Australia 144A sr. unsec. notes 5s,
2019 (Australia)	510,000	559,252

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	100,000	103,535

Cooperative Centrale Raiffeisen-Boerenleenbank
BA/Netherlands 144A jr. unsec. sub. notes FRN 11s,
(perpetual maturity) (Netherlands)	1,255,000	1,593,850

Countrywide Financial Corp. company guaranty sr. unsec.
unsub. notes FRN Ser. MTN, 0.906s, 2012	1,090,000	1,089,915

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	910,000	1,092,867

Deutsche Bank AG London sr. unsec. unsub. notes Ser. 1,
3 1/4s, 2016 (Germany)	2,290,000	2,354,924

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	390,000	449,503

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	64,000	66,930

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	2,235,000	2,332,314

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012	1,695,000	1,731,720

GATX Financial Corp. notes 5.8s, 2016	455,000	488,131

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	2,405,000	2,787,453

General Electric Capital Corp. sr. unsec. FRN Ser. MTN,
0.71s, 2016	895,000	854,614

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	6,305,000	7,684,849

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	3,230,000	3,189,296

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	940,000	1,085,046

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018	595,000	647,652

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	950,000	937,669

Hartford Financial Services Group, Inc. (The) sr. unsec.
unsub. notes 6 5/8s, 2040	3,655,000	3,776,094

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Financials cont.
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	$1,175,000	$1,079,677

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	2,520,000	1,900,846

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019	825,000	832,865

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	835,000	902,233

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	3,945,000	4,377,183

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	670,000	705,175

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	1,680,000	1,659,576

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	895,000	903,950

International Lease Finance Corp. sr. unsec. unsub
notes 4 7/8s, 2015	1,149,000	1,149,000

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	463,870

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,493,955

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035	1,715,000	1,786,070

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 6 3/8s, 2021 (United Kingdom)	520,000	562,148

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	4,335,000	4,150,225

Loews Corp. notes 5 1/4s, 2016	385,000	428,122

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia)	2,880,000	2,949,900

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	2,305,000	3,346,858

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,699,882

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	715,000	772,965

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,004,169

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec notes 6 7/8s, 2021 R	1,090,000	1,139,050

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	529,114

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013 R	660,000	679,883

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	108,933

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	5,160,000	4,955,881

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	1,010,057

Pacific LifeCorp 144A sr. notes 6s, 2020	1,575,000	1,739,685

Prudential Covered Trust 2012-1 144A company
guaranty notes 2.997s, 2015	330,000	334,587

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	340,000	423,194

Prudential Financial, Inc. sr. notes 6.2s, 2015	300,000	331,877

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	1,135,000	1,333,214

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.349s, 2017	160,000	152,850

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	570,000	565,046

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	360,000	377,034

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	2,600,000	2,450,500

SL Green Realty Corp./SL Green Operating
Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018 R	1,185,000	1,210,600

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Financials cont.
Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.219s,
2017 (France)	$1,090,000	$704,020

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	645,000	739,487

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 5.6s, 2019	985,000	1,101,104

Teachers Insurance & Annuity Association of America 144A
notes 6.85s, 2039	1,555,000	1,947,818

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	390,000	402,971

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	1,180,000	1,235,667

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	2,190,463

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018	1,070,000	1,271,567

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019	810,000	949,420

Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015	345,000	371,292

Wells Fargo Bank NA unsec. sub. notes FRN 0.708s, 2016	1,180,000	1,109,936

Willis Group Holdings Ltd. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2021 (United Kingdom)	750,000	815,876

Willis Group North America, Inc. company guaranty 6.2s, 2017	510,000	574,926

		143,145,695
Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	2,155,057

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	660,000	698,949

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019	356,000	362,230

Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	839,000	853,683

Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 6.95s, 2037	1,045,000	1,303,533

Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	244,000	266,843

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	975,000	999,970

WellPoint, Inc. notes 7s, 2019	225,000	283,866

		6,924,131
Technology (0.5%)
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	580,000	633,650

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	230,000	241,500

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	822,000	888,788

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	145,000	174,674

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	2,590,000	3,133,928

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	889,783

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	1,115,000	1,164,215

		7,126,538
Transportation (0.6%)
American Airlines pass-through certificates Ser. 11-2,
Class A, 8 5/8s, 2023	752,121	791,607

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018	365,000	436,806

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	1,520,000	1,693,414

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Transportation cont.
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	$876,058	$937,382

Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	413,085	435,805

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	330,000	331,148

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	1,115,000	1,308,098

Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,059,320	1,067,265

Southwest Airlines Co. pass-through certificates Ser. 07-1,
6.15s, 2022	209,122	236,831

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	390,000	423,374

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	472,218	495,829

		8,157,559
Utilities and power (3.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	534,565

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	655,790

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	390,000	393,907

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	901,543

Beaver Valley Funding Corp. sr. bonds 9s, 2017	530,000	550,368

Boardwalk Pipelines LP company guaranty sr. unsec.
notes 5 7/8s, 2016	980,000	1,100,396

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,924,854	2,107,715

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	2,280,000	2,799,560

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.417s, 2013	625,000	621,875

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	480,000	589,128

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	710,000	729,697

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	850,000	922,250

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	2,460,000	2,975,028

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	725,000	748,847

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018
(Netherlands)	1,940,000	1,716,015

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	830,000	1,080,679

El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	750,000	858,750

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)	970,000	1,151,971

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	695,000	685,698

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	2,265,000	2,401,929

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	780,000	827,962

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.7s, 2042	1,350,000	1,493,446

Iberdrola International BV company guaranty sr. unsec.
unsub. notes 6 3/4s, 2036	510,000	554,383

ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	1,022,197

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	382,636

Kansas Gas and Electric Co. bonds 5.647s, 2021	608,368	665,032

CORPORATE BONDS AND NOTES (27.8%)* cont.	Principal amount	Value

Utilities and power cont.
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	$1,525,000	$1,551,819

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	1,425,000	1,723,381

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,218,233

MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037	410,000	525,236

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	360,000	469,403

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	379,472

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	785,000	948,881

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	605,772

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	1,006,818

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021
(United Kingdom)	3,220,000	3,527,504

Spectra Energy Capital, LLC company guaranty sr. unsec.
notes 5.65s, 2020	240,000	271,271

Spectra Energy Capital, LLC company guaranty sr. unsec.
unsub. notes 6.2s, 2018	135,000	158,772

Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	813,144

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	340,000	400,891

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	2,840,000	3,785,928

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	560,000	697,420

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	977,305

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	530,000	526,015

		48,058,632

Total corporate bonds and notes (cost $351,887,903)		$381,830,324

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)*	strike price	amount	Value

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	$6,556,000	$3,737

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	15,930,000	187,496

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.064% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	15,930,000	224,294

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	15,930,000	256,154

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	17,914,396	4,120

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	$21,497,275	$5,374

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	7,165,758	717

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	17,914,396	1,971

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	17,914,396	1,433

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
June 2022.	Jun-12/1.683	6,556,000	3,737

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	17,914,396	2,057,827

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	21,497,275	2,486,590

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	7,165,758	922,018

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	17,914,396	2,319,914

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	17,914,396	2,356,460

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA July 2026.	Jul-16/4.74	30,013,000	821,666

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	6,556,000	8,523

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	29,847,000	398,457

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
July 2026.	Jul-16/4.74	$30,013,000	$4,575,902

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	75,721,900	155,230

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	62,854,000	1,923,332

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	79,271,000	2,814,121

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	30,013,000	852,369

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	8,523

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	47,396,000	400,496

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	17,045,000	174,370

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	29,847,000	398,457

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	17,045,000	232,664

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	17,045,000	281,754

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	17,045,000	323,855

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	17,045,000	363,570

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	$75,721,900	$5,231,626

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	62,854,000	7,303,635

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	79,271,000	9,742,406

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	30,013,000	4,447,927

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	46,515,000	2,353,194

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	31,254,600	1,452,714

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	31,254,600	1,350,199

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	21,667,000	245,487

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	6,556,000	8,523

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	6,556,000	3,737

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.1125% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	15,930,000	290,563

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.13375% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.13375	15,930,000	316,211

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	6,027,000	139,706

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	$6,027,000	$150,916

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	6,027,000	160,439

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	46,515,000	3,844,465

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	31,254,600	8,439,680

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	31,254,600	8,845,364

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	21,667,000	2,132,466

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	3,487,000	7,323

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	3,487,000	21,375

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	3,487,000	32,255

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	42,751

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	51,747

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	59,209

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	67,055

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	$3,487,000	$73,994

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,593,000	193,944

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	369,327

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	483,528

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	478,670

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	251,178

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,667,000	266,721

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	8,523

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	3,737

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	6,556,000	50,743

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	6,556,000	55,005

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	6,556,000	59,397

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	6,556,000	63,659

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	$6,556,000	$66,543

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	6,543,000	16,554

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	6,543,000	47,240

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	6,543,000	68,440

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	29,847,000	412,187

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	3,487,000	45,331

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	6,156,000	111,793

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	3,487,000	58,512

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	3,487,000	68,101

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	77,028

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	85,222

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	91,499

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	98,264

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	$6,027,000	$171,348

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	3,487,000	103,669

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,027,000	183,643

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,027,000	193,165

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,593,000	192,913

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	359,961

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	470,295

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	2,020,006

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	1,983,696

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,667,000	2,112,099

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	17,910,412	1,433

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	25,184,158	1,763

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	470,293

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (7.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	$20,421,000	$248,483

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	53,472,000	542,955

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	8,523

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	3,737

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	17,910,412	2,281,966

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	25,184,158	3,322,294

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	2,074,311

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	2,040,671

Total purchased options outstanding (cost $108,414,708)			$103,698,468

ASSET-BACKED SECURITIES (4.2%)*	Principal amount	Value

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2,
Class AF4, 4.964s, 2035	$3,056,789	$2,812,246

Countrywide Asset Backed Certificates
FRB Ser. 05-AB1, Class A3, 0.539s, 2035	15,110,431	12,919,419
FRB Ser. 07-11, Class 2A2, 0.359s, 2047	8,205,000	7,266,348
FRB Ser. 07-1, Class 2A2, 0.339s, 2037	6,442,000	5,749,485

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) †	134,710	13

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.239s, 2037	417,000	341,940

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.99s, 2032	293,557	117,188

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.669s, 2035	12,631,000	8,968,010
FRB Ser. 05-9, Class 2A3, 0.609s, 2035	8,000,000	5,640,000
FRB Ser. 05-6, Class A3, 0.609s, 2035	18,004,810	13,108,650

Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	910,577	138,855

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,545,461	185,455

Total asset-backed securities (cost $57,133,512)		$57,247,609

MUNICIPAL BONDS AND NOTES (0.3%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$770,000	$986,794

IL State G.O. Bonds
4.421s, 1/1/15	410,000	432,964
4.071s, 1/1/14	1,220,000	1,271,252

North TX, Thruway Auth. Rev. Bonds (Build America Bonds),
6.718s, 1/1/49	675,000	877,541

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	845,000	977,124

Total municipal bonds and notes (cost $3,925,329)		$4,545,675

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)*	Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041	$748,000	$699,073

Korea Development Bank sr. unsec. unsub. notes 4s, 2016	800,000	835,143

Total foreign government bonds and notes (cost $1,577,532)		$1,534,216

SENIOR LOANS (—%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.494s, 2018	$200,422	$183,207

National Bedding Company, LLC bank term loan FRN Ser. B,
4 1/8s, 2013	148,675	148,675

SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.058s, 2016	134,059	134,199

SunGard Data Systems, Inc. bank term loan FRN Ser. C, 3.994s, 2017	6,470	6,487

Total senior loans (cost $450,370)		$472,568

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$416,000	$448,305

Total U.S. treasury obligations (cost $392,362)		$448,305

SHORT-TERM INVESTMENTS (37.9%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% [e]	148,897,569	$148,897,569

SSgA Prime Money Market Fund 0.12% P	28,770,000	28,770,000

Federal Home Loan Bank discount notes with an effective
yield of 0.060%, May 11, 2012	$15,000,000	14,999,750

Federal National Mortgage Association discount
notes with an effective yield of 0.065%, May 23, 2012	25,000,000	24,999,007

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, July 23, 2012	10,000,000	9,995,850

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 14, 2012	3,200,000	3,199,792

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, July 11, 2012	8,000,000	7,997,664

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 17, 2012	20,000,000	19,998,400

U.S. Treasury Bills with an effective yield of 0.104%,
December 13, 2012 ##	12,500,000	12,488,238

U.S. Treasury Bills with effective yields ranging from
0.058% to 0.111%, July 26, 2012 # ##	153,605,000	153,571,053

SHORT-TERM INVESTMENTS (37.9%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from
0.070% to 0.083%, June 28, 2012 # ##	$68,438,000	$68,429,770

U.S. Treasury Bills with effective yields ranging from
0.088% to 0.131%, May 3, 2012 ##	28,090,000	28,089,832

Total short-term investments (cost $521,440,425)		$521,436,925

TOTAL INVESTMENTS

Total investments (cost $1,929,471,049)		$2,000,094,051

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,374,166,121.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $675,827,372 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Bond 30 yr (Long)	1,308	$186,880,500	Jun-12	$2,100,746

U.S. Treasury Note 10 yr (Long)	743	98,284,969	Jun-12	996,995

Total				$3,097,741

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $70,038,539) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	$3,487,000	May-12/2.17	$45,331

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	3,487,000	May-12/2.17	7,323

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	3,081,000	Jun-12/2.183	49,727

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	78,798,972	Aug-16/4.28	9,741,917

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	1,003,850	Aug-16/4.35	128,517

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	78,798,972	Aug-16/4.28	2,868,204

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	3,081,000	Jun-12/2.183	49,727

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	46,466,969	Aug-16/3.625	3,935,752

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	54,646,220	Jun-16/4.39	4,628,535

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $70,038,539) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	$9,528,934	Jul-16/4.67	$1,406,471

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,811,574	Jul-16/4.80	596,130

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	46,466,969	Aug-16/3.625	2,444,163

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	9,528,934	Jul-16/4.67	269,669

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,811,574	Jul-16/4.80	99,863

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	54,646,220	Jun-16/4.89	633,896

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	53,845

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	24,654,000	Jul-12/2.6075	1,203,362

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/4.12	4,181,938

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/5.12	601,759

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.005% versus the three month USD-LIBOR-BBA
maturing May 2022.	6,543,000	May-12/2.005	16,554

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	3,147,000	Jul-12/2.1714	53,845

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	13,112,000	May-12/2.324	337,765

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	13,112,000	Jun-12/2.346	360,842

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $70,038,539) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	$13,112,000	Jul-12/2.372	$392,573

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	13,112,000	Aug-12/2.394	422,075

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	13,112,000	Sep-12/2.419	449,348

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	13,112,000	Oct-12/2.443	475,966

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	32,687,000	Aug-12/2.4475	1,184,250

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	24,654,000	Jul-12/2.6075	1,203,362

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	53,845

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	49,727

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	3,487,000	Jun-12/2.195	58,512

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	3,487,000	Jun-12/2.195	21,375

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	3,147,000	Jul-12/2.1714	53,845

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	3,081,000	Jun-12/2.183	49,727

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	3,671,000	Nov-12/2.32	106,826

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	3,671,000	Nov-12/2.335	110,093

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $70,038,539) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	$3,671,000	Dec-12/2.345	$112,920

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	3,671,000	Dec-12/2.355	115,637

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	3,671,000	Jan-13/2.3625	117,142

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	24,654,000	Jul-12/2.61875	1,226,290

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	3,499,000	Jul-12/2.6825	192,480

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	25,092,787	Sep-16/3.49	1,943,185

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	25,092,787	Sep-16/3.49	1,448,858

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	3,147,000	Jul-12/2.1714	53,845

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	3,081,000	Jun-12/2.183	49,727

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	62,854,000	Sep-15/4.04	7,472,272

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	31,254,600	Aug-15/4.375	8,852,959

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	31,254,600	Aug-15/4.46	9,277,428

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	54,299,260	Jun-16/4.575	5,113,741

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $70,038,539) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	$8,176,815	Jul-16/4.74	$1,284,357

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	13,395,829	Jul-16/4.79	2,147,914

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 2022.	17,335,500	May-12/5.51	5,552,387

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	62,854,000	Sep-15/4.04	1,879,523

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	31,254,600	Aug-15/4.375	1,494,157

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	31,254,600	Aug-15/4.46	1,388,923

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	54,299,260	Jun-16/4.575	721,203

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	8,176,815	Jul-16/4.74	215,475

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	13,395,829	Jul-16/4.79	343,710

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 2022.	17,335,500	May-12/5.51	20

Total			$89,350,812

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $149,243,906) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
May 1, 2042	$9,000,000	5/14/12	$9,636,328

Federal National Mortgage Association, 3 1/2s,
May 1, 2042	135,000,000	5/14/12	140,189,062

Total			$149,825,390

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$63,317,000	$—	3/23/14	3 month USD-
			LIBOR-BBA	0.643%	$128,221

88,701,000	—	3/23/22	2.388%	3 month USD-
				LIBOR-BBA	(3,131,832)

Barclay’s Bank, PLC
12,120,000	—	4/17/14	3 month USD-
			LIBOR-BBA	0.569%	5,696

5,917,000	—	4/20/14	3 month USD-
			LIBOR-BBA	0.56%	1,591

3,800,000	—	4/24/22	3 month USD-
			LIBOR-BBA	2.0925%	20,848

3,589,000	—	4/24/14	0.565%	3 month USD-
				LIBOR-BBA	(1,254)

6,831,000	—	4/27/14	0.5725%	3 month USD-
				LIBOR-BBA	(3,292)

3,153,000	—	4/27/22	3 month USD-
			LIBOR-BBA	2.1225%	25,458

5,254,000	—	4/27/14	0.5725%	3 month USD-
				LIBOR-BBA	(2,532)

2,452,000	—	4/27/22	3 month USD-
			LIBOR-BBA	2.115%	18,079

18,119,000	—	4/27/14	3 month USD-
			LIBOR-BBA	0.57%	7,820

19,906,000	—	4/27/22	2.12625%	3 month USD-
				LIBOR-BBA	(167,698)

3,806,716	—	5/2/22	2.047%	3 month USD-
				LIBOR-BBA	(2,284)

23,727,000	676,220	4/12/22	2.4275%	3 month USD-
				LIBOR-BBA	(212,916)

11,757,000	—	4/5/22	2.2625%	3 month USD-
				LIBOR-BBA	(266,945)

Citibank, N.A.
2,182,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0625%	11,521

23,727,000	664,356	4/12/22	2.4275%	3 month USD-
				LIBOR-BBA	(224,779)

10,384,000	—	4/12/17	3 month USD-
			LIBOR-BBA	1.175%	49,454

Credit Suisse International
12,128,000	—	4/30/22	3 month USD-
			LIBOR-BBA	2.068%	35,105

3,402,000	—	4/30/22	3 month USD-
			LIBOR-BBA	2.068%	9,847

4,333,000	—	4/30/22	2.077%	3 month USD-
				LIBOR-BBA	(16,139)

23,727,000	672,660	4/12/22	2.4275%	3 month USD-
				LIBOR-BBA	(216,475)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$2,811,000 E	$—	8/17/22	3 month USD-
			LIBOR-BBA	2.4475%	$82,587

136,690,000	—	4/13/14	0.5925%	3 month USD-
				LIBOR-BBA	(123,694)

52,719,000	—	4/13/17	3 month USD-
			LIBOR-BBA	1.1675%	229,825

40,144,000	—	4/13/22	2.133%	3 month USD-
				LIBOR-BBA	(405,140)

12,355,000	—	4/17/42	2.8375%	3 month USD-
				LIBOR-BBA	(64,520)

Deutsche Bank AG
4,931,000	—	5/2/17	3 month USD-
			LIBOR-BBA	1.1066%	2,120

73,779,000	—	5/2/22	2.046%	3 month USD-
				LIBOR-BBA	(37,627)

32,272,000	—	5/2/42	3 month USD-
			LIBOR-BBA	2.8115%	(42,276)

3,806,716	—	5/2/22	3 month USD-
			LIBOR-BBA	2.05%	3,350

1,104,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	5,089

Goldman Sachs International
2,222,300	—	4/23/22	2.10375%	3 month USD-
				LIBOR-BBA	(14,587)

33,777,000	(938,156)	3/26/22	2.075%	3 month USD-
				LIBOR-BBA	(1,138,917)

23,727,000	669,101	4/12/22	2.4275%	3 month USD-
				LIBOR-BBA	(220,034)

23,727,000	676,220	4/13/22	2.498%	3 month USD-
				LIBOR-BBA	(366,219)

4,814,000	140,040	4/27/22	2.60%	3 month USD-
				LIBOR-BBA	(111,814)

6,156,000	(113,886)	4/27/22	3 month USD-
			LIBOR-BBA	2.35%	65,557

17,217,000	—	4/12/22	2.09542%	3 month USD-
				LIBOR-BBA	(114,980)

97,327,000	—	4/18/22	2.075%	3 month USD-
				LIBOR-BBA	(421,538)

12,376,000	—	4/18/42	2.834375%	3 month USD-
				LIBOR-BBA	(55,759)

JPMorgan Chase Bank, N.A.
12,690,200	—	4/19/22	2.107%	3 month USD-
				LIBOR-BBA	(91,714)

1,940,000	—	4/20/22	3 month USD-
			LIBOR-BBA	2.085%	9,942

21,872,000	—	4/27/14	3 month USD-
			LIBOR-BBA	0.568%	7,969

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$14,626,000	$—	4/27/17	3 month USD-
			LIBOR-BBA	1.159%	$47,783

787,000	—	4/27/22	2.11%	3 month USD-
				LIBOR-BBA	(5,440)

515,000	—	4/27/42	2.858%	3 month USD-
				LIBOR-BBA	(4,545)

23,727,000	670,584	4/12/22	2.4275%	3 month USD-
				LIBOR-BBA	(218,552)

Total					$(6,915,640)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$14,460,716	$(88,120)	1/12/41	(4.50%) 1 month	Synthetic TRS	$41,228
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

2,915,195	—	1/12/41	4.00% (1 month	Synthetic TRS	(12,588)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

16,991,476	—	1/12/40	(5.00%) 1 month	Synthetic TRS	32,543
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
753,573	—	1/12/41	5.00% (1 month	Synthetic MBX	2,000
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

1,271,594	—	1/12/40	5.00% (1 month	Synthetic TRS	(2,435)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,813,959	—	1/12/36	(5.50% ) 1 month	Synthetic TRS	17,476
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

12,385,599	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(77,480)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

10,718,812	—	1/12/40	4.50% (1 month	Synthetic MBX	67,551
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$28,032,189	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(175,360)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

17,985,172	—	1/12/40	5.00% (1 month	Synthetic MBX	59,023
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,149,602	—	1/12/41	5.00% (1 month	Synthetic MBX	53,046
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

73,252,887	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(458,246)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

35,190,755	—	1/12/41	5.00% (1 month	Synthetic MBX	131,928
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

62,718,236	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(392,344)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

46,579,758	—	1/12/41	5.00% (1 month	Synthetic MBX	174,624
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

18,007,453	—	1/12/40	4.00% (1 month	Synthetic MBX	105,951
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,105,284	—	1/12/40	4.00% (1 month	Synthetic TRS	(1,516)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,313,272	—	1/12/41	4.50% (1 month	Synthetic MBX	31,820
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,623,919	—	1/12/41	5.00% (1 month	Synthetic MBX	14,928
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

25,249,384	—	1/12/41	5.00% (1 month	Synthetic MBX	94,658
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$42,385,220	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(81,178)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

26,471,611	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(165,598)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

11,976,519	—	1/12/40	4.50% (1 month	Synthetic MBX	75,477
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

40,358,462	—	1/12/41	5.00% (1 month	Synthetic MBX	151,301
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,743,116	—	1/12/41	5.00% (1 month	Synthetic MBX	25,279
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,336,557	—	1/12/40	5.00% (1 month	Synthetic MBX	4,386
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,334,487	—	1/12/40	5.00% (1 month	Synthetic MBX	14,225
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,142,292	—	1/12/40	5.00% (1 month	Synthetic MBX	10,312
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
14,899,432	—	1/12/41	5.00% (1 month	Synthetic MBX	55,857
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

20,038,829	—	1/12/41	5.00% (1 month	Synthetic MBX	75,124
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
3,572,665	—	1/12/41	4.50% (1 month	Synthetic MBX	21,396
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

36,152,192	—	1/12/41	4.50% (1 month	Synthetic MBX	120,396
			USD-LIBOR)	Index 4.50%
				30 year Ginnie Mae II
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$13,091,937	$—	1/12/39	(5.00%) 1 month	Synthetic TRS	$33,171
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

2,914,378	—	1/12/41	4.00% (1 month	Synthetic TRS	(12,584)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

13,951,441	—	1/12/40	(5.00%) 1 month	Synthetic TRS	26,720
			USD-LIBOR	Index 5.00% 30
				30 year Fannie Mae
				pools

8,885,937	31,934	1/12/41	(4.50%) 1 month	Synthetic MBX	(15,000)
			USD-LIBOR	Index 4.50% 30
				30 year Fannie Mae
				pools

Goldman Sachs International
28,485,335	—	1/12/41	4.50% (1 month	Synthetic TRS	(208,955)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

7,244,684	47,543	1/12/41	4.00% (1 month	Synthetic TRS	9,891
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,352,053	2,720	1/12/38	6.50% (1 month	Synthetic TRS	9,643
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

15,252,714	(11,916)	1/12/38	6.50% (1 month	Synthetic TRS	6,876
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

11,766,294	(25,739)	1/12/38	6.50% (1 month	Synthetic TRS	(11,242)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

19,280,450	(132,553)	1/12/41	(4.50%) 1 month	Synthetic TRS	39,906
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

11,701,189	—	1/12/40	5.00% (1 month	Synthetic TRS	(22,411)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

21,832,174	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(136,575)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$8,201,746	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(51,307)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,500,793	—	1/12/40	5.00% (1 month	Synthetic TRS	(6,705)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,813,959	—	1/12/36	5.50% (1 month	Synthetic TRS	(17,476)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

7,507,358	—	1/12/41	4.50% (1 month	Synthetic TRS	(55,071)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,700,481	—	1/12/41	4.00% (1 month	Synthetic TRS	(24,614)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

29,907,770	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(187,078)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,918,218	—	1/12/40	(5.00%) 1 month	Synthetic TRS	3,674
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

1,108,976	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,937)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,956,938	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(18,498)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

20,831,521	—	1/12/40	(5.00%) 1 month	Synthetic TRS	39,897
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

2,508,570	—	1/12/38	6.50% (1 month	Synthetic TRS	8,938
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

5,166,141	(1,614)	1/12/40	(5.00%) 1 month	Synthetic TRS	8,162
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

16,715,756	(49,625)	1/12/38	6.50% (1 month	Synthetic TRS	10,336
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

Total					$(563,455)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$57,247,609	$—

Corporate bonds and notes	—	381,830,324	—

Foreign government bonds and notes	—	1,534,216	—

Mortgage-backed securities	—	413,520,319	—

Municipal bonds and notes	—	4,545,675	—

Purchased options outstanding	—	103,698,468	—

Senior loans	—	472,568	—

U.S. Government Agency Mortgage Obligations	—	515,359,642	—

U.S. Treasury Obligations	—	448,305	—

Short-term investments	177,667,569	343,769,356	—

Totals by level	$177,667,569	$1,822,426,482	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$3,097,741	$—	$—

Written options	—	(89,350,812)	—

TBA sale commitments	—	(149,825,390)	—

Interest rate swap contracts	—	(10,032,779)	—

Total return swap contracts	—	(336,085)	—

Totals by level	$3,097,741	$(249,545,066)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,780,573,480)	$1,851,196,482
Affiliated issuers (identified cost $148,897,569) (Notes 1 and 6)	148,897,569

Cash	9,930,803

Interest and other receivables	9,459,197

Receivable for shares of the fund sold	2,460,167

Receivable for investments sold	5,786,639

Receivable for sales of delayed delivery securities (Note 1)	149,429,156

Unrealized appreciation on swap contracts (Note 1)	2,345,605

Receivable for variation margin (Note 1)	297,250

Premium paid on swap contracts (Note 1)	1,361,609

Total assets	2,181,164,477

LIABILITIES

Payable for investments purchased	2,760,860

Payable for purchases of delayed delivery securities (Note 1)	511,062,606

Payable for shares of the fund repurchased	9,522,060

Payable for compensation of Manager (Note 2)	454,124

Payable for investor servicing fees (Note 2)	172,685

Payable for custodian fees (Note 2)	34,451

Payable for Trustee compensation and expenses (Note 2)	307,797

Payable for administrative services (Note 2)	15,620

Payable for distribution fees (Note 2)	409,821

Written options outstanding, at value (premiums received $70,038,539) (Notes 1 and 3)	89,350,812

Premium received on swap contracts (Note 1)	4,251,378

Unrealized depreciation on swap contracts (Note 1)	9,824,700

TBA sale commitments, at value (proceeds receivable $149,243,906) (Note 1)	149,825,390

Collateral on certain derivative contracts, at value (Note 1)	28,770,000

Other accrued expenses	236,052

Total liabilities	806,998,356

Net assets	$1,374,166,121

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,538,709,449

Undistributed net investment income (Note 1)	2,552,361

Accumulated net realized loss on investments (Note 1)	(213,443,580)

Net unrealized appreciation of investments	46,347,891

Total — Representing net assets applicable to capital shares outstanding	$1,374,166,121

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($848,622,106 divided by 123,074,774 shares)	$6.90

Offering price per class A share (100/96.00 of $6.90)*	$7.19

Net asset value and offering price per class B share ($39,610,612 divided by 5,795,459 shares)**	$6.83

Net asset value and offering price per class C share ($165,068,078 divided by 24,093,957 shares)**	$6.85

Net asset value and redemption price per class M share
($157,411,835 divided by 23,285,748 shares)	$6.76

Offering price per class M share (100/96.75 of $6.76)†	$6.99

Net asset value, offering price and redemption price per class R share
($4,961,689 divided by 723,254 shares)	$6.86

Net asset value, offering price and redemption price per class Y share
($158,491,801 divided by 22,716,905 shares)	$6.98

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $23,808) (including interest income of $99,281
from investments in affiliated issuers) (Note 6)	$26,645,457

Total investment income	26,645,457

EXPENSES

Compensation of Manager (Note 2)	2,740,277

Investor servicing fees (Note 2)	1,040,777

Custodian fees (Note 2)	39,506

Trustee compensation and expenses (Note 2)	62,504

Administrative services (Note 2)	25,939

Distribution fees — Class A (Note 2)	1,047,606

Distribution fees — Class B (Note 2)	199,027

Distribution fees — Class C (Note 2)	833,987

Distribution fees — Class M (Note 2)	404,405

Distribution fees — Class R (Note 2)	12,228

Other	285,729

Total expenses	6,691,985
Expense reduction (Note 2)	(997)

Net expenses	6,690,988

Net investment income	19,954,469

Net realized loss on investments (Notes 1 and 3)	(18,575,060)

Net realized loss on swap contracts (Note 1)	(29,794,340)

Net realized gain on futures contracts (Note 1)	8,040,769

Net realized gain on written options (Notes 1 and 3)	6,104,159

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	47,819,978

Net gain on investments	13,595,506

Net increase in net assets resulting from operations	$33,549,975

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE/DECREASE IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$19,954,469	$53,058,709

Net realized gain (loss) on investments	(34,224,472)	13,122,104

Net unrealized appreciation (depreciation) of investments	47,819,978	(4,199,417)

Net increase in net assets resulting from operations	33,549,975	61,981,396

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(14,314,702)	(42,249,610)

Class B	(543,013)	(1,773,181)

Class C	(2,274,124)	(7,304,305)

Class M	(2,670,292)	(10,221,649)

Class R	(79,045)	(209,934)

Class Y	(2,538,516)	(6,319,275)

Increase in capital from settlement payments (Note 9)	—	433,895

Increase (decrease) from capital share transactions (Note 4)	2,845,899	(72,913,778)

Total increase (decrease) in net assets	13,976,182	(78,576,441)

NET ASSETS

Beginning of period	1,360,189,939	1,438,766,380

End of period (including undistributed net investment
income of $2,552,361 and $5,017,584, respectively)	$1,374,166,121	$1,360,189,939

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio
													of expenses
													to average	Ratio
	Net asset		Net realized									Ratio	net assets,	of net investment
	value,		and unrealized	Total from	From			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	ments	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [d]

Class A
April 30, 2012**	$6.84	.10	.08	.18	(.12)	(.12)	—	—	$6.90	2.61*	$848,622	.43*	.43*	1.53*	79*
October 31, 2011	6.86	.28	.05	.33	(.35)	(.35)	—	— [e,f]	6.84	4.95	843,019.86		.86	4.02	339
October 31, 2010	6.61	.43	.31	.74	(.49)	(.49)	— [f]	— [f,g]	6.86	11.45	855,659	.88 [h,i]	.88 [h,i]	6.38 [h]	112
October 31, 2009	5.35	.29	1.44	1.73	(.47)	(.47)	— [f]	—	6.61	34.44	667,144	1.68 [h,j]	.96 [h]	5.12 [h]	331
October 31, 2008	6.77	.38	(1.34)	(.96)	(.46)	(.46)	— [f]	—	5.35	(15.13)	537,220	.99 [h]	.99 [h]	5.91 [h]	200
October 31, 2007	6.74	.31	.04	.35	(.32)	(.32)	— [f]	—	6.77	5.35	768,016	.98 [h]	.98 [h]	4.67 [h]	323

Class B
April 30, 2012**	$6.78	.08	.06	.14	(.09)	(.09)	—	—	$6.83	2.12*	$39,611	.81*	.81*	1.15*	79*
October 31, 2011	6.80	.22	.06	.28	(.30)	(.30)	—	— [e,f]	6.78	4.22	39,859	1.61	1.61	3.29	339
October 31, 2010	6.56	.39	.28	.67	(.43)	(.43)	— [f]	— [f,g]	6.80	10.54	43,205	1.63 [h,i]	1.63 [h,i]	5.82 [h]	112
October 31, 2009	5.32	.24	1.43	1.67	(.43)	(.43)	— [f]	—	6.56	33.21	45,772	2.43 [h,j]	1.71 [h]	4.31 [h]	331
October 31, 2008	6.72	.34	(1.33)	(.99)	(.41)	(.41)	— [f]	—	5.32	(15.58)	57,171	1.74 [h]	1.74 [h]	5.22 [h]	200
October 31, 2007	6.70	.26	.03	.29	(.27)	(.27)	— [f]	—	6.72	4.43	110,495	1.73 [h]	1.73 [h]	3.96 [h]	323

Class C
April 30, 2012**	$6.80	.08	.06	.14	(.09)	(.09)	—	—	$6.85	2.12*	$165,068	.81*	.81*	1.15*	79*
October 31, 2011	6.82	.22	.06	.28	(.30)	(.30)	—	— [e,f]	6.80	4.21	169,692	1.61	1.61	3.27	339
October 31, 2010	6.58	.35	.33	.68	(.44)	(.44)	— [f]	— [f,g]	6.82	10.57	167,237	1.63 [h,i]	1.63 [h,i]	5.08 [h]	112
October 31, 2009	5.33	.26	1.42	1.68	(.43)	(.43)	— [f]	—	6.58	33.40	43,310	2.43 [h,j]	1.71 [h]	4.45 [h]	331
October 31, 2008	6.74	.33	(1.33)	(1.00)	(.41)	(.41)	— [f]	—	5.33	(15.67)	16,414	1.74 [h]	1.74 [h]	5.16 [h]	200
October 31, 2007	6.72	.26	.03	.29	(.27)	(.27)	— [f]	—	6.74	4.41	20,396	1.73 [h]	1.73 [h]	3.93 [h]	323

Class M
April 30, 2012**	$6.71	.09	.07	.16	(.11)	(.11)	—	—	$6.76	2.42*	$157,412	.56*	.56*	1.40*	79*
October 31, 2011	6.74	.26	.05	.31	(.34)	(.34)	—	— [e,f]	6.71	4.66	170,347	1.11	1.11	3.82	339
October 31, 2010	6.50	.42	.29	.71	(.47)	(.47)	— [f]	— [f,g]	6.74	11.28	222,916	1.13 [h,i]	1.13 [h,i]	6.23 [h]	112
October 31, 2009	5.28	.27	1.41	1.68	(.46)	(.46)	— [f]	—	6.50	33.82	194,199	1.93 [h,j]	1.21 [h]	4.83 [h]	331
October 31, 2008	6.68	.36	(1.31)	(.95)	(.45)	(.45)	— [f]	—	5.28	(15.19)	167,743	1.24 [h]	1.24 [h]	5.67 [h]	200
October 31, 2007	6.67	.30	.02	.32	(.31)	(.31)	— [f]	—	6.68	4.86	253,457	1.23 [h]	1.23 [h]	4.45 [h]	323

Class R
April 30, 2012**	$6.81	.10	.06	.16	(.11)	(.11)	—	—	$6.86	2.37*	$4,962	.56*	.56*	1.40*	79*
October 31, 2011	6.83	.25	.07	.32	(.34)	(.34)	—	— [e,f]	6.81	4.74	4,723	1.11	1.11	3.74	339
October 31, 2010	6.59	.40	.31	.71	(.47)	(.47)	— [f]	— [f,g]	6.83	11.10	4,068	1.13 [h,i]	1.13 [h,i]	5.91 [h]	112
October 31, 2009	5.34	.27	1.44	1.71	(.46)	(.46)	— [f]	—	6.59	34.02	2,353	1.93 [h,j]	1.21 [h]	4.85 [h]	331
October 31, 2008	6.76	.36	(1.33)	(.97)	(.45)	(.45)	— [f]	—	5.34	(15.30)	1,448	1.24 [h]	1.24 [h]	5.54 [h]	200
October 31, 2007	6.74	.30	.03	.33	(.31)	(.31)	— [f]	—	6.76	4.98	1,062	1.23 [h]	1.23 [h]	4.38 [h]	323

Class Y
April 30, 2012**	$6.91	.11	.08	.19	(.12)	(.12)	—	—	$6.98	2.82*	$158,492	.31*	.31*	1.65*	79*
October 31, 2011	6.93	.29	.06	.35	(.37)	(.37)	—	— [e,f]	6.91	5.12	132,550.61		.61	4.25	339
October 31, 2010	6.67	.46	.30	.76	(.50)	(.50)	— [f]	— [f,g]	6.93	11.73	145,681	.63 [h,i]	.63 [h,i]	6.74 [h]	112
October 31, 2009	5.40	.32	1.43	1.75	(.48)	(.48)	— [f]	—	6.67	34.59	227,134	1.43 [h,j]	.71 [h]	5.87 [h]	331
October 31, 2008	6.82	.40	(1.35)	(.95)	(.47)	(.47)	— [f]	—	5.40	(14.85)	790,264	.74 [h]	.74 [h]	6.14 [h]	200
October 31, 2007	6.79	.33	.04	.37	(.34)	(.34)	— [f]	—	6.82	5.54	1,126,527	.73 [h]	.73 [h]	4.93 [h]	323

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes dollar roll transactions.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 9).

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to October 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2010	0.03%

October 31, 2009	0.19

October 31, 2008	0.09

October 31, 2007	0.08

i Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.18% of average net assets for the period ended October 31, 2010.

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.72% of average net assets for the period ended October 31, 2009.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $5,258,900,000 on interest rate swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $33,735,217 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $57,211,400 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $56,708,000.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit.

A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Loss carryover
Short-term	Long-term	Total	Expiration

$92,884,454	$—	$92,884,454	October 31, 2016

63,311,499	—	63,311,499	October 31, 2017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,951,208,655, resulting in gross unrealized appreciation and depreciation of $76,833,699 and $27,948,303, respectively, or net unrealized appreciation of $48,885,396.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $997 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,042, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $57,840 and $6,488 from the sale of class A and class M shares, respectively, and received $18,931 and $5,190 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,378 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $784,219,833 and $724,795,489, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $5,972,188 and $5,971,484, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$2,343,944,374	$125,397,305

Options opened	234,214,000	6,166,428
Options exercised	(546,936,954)	(21,591,087)
Options expired	—	—
Options closed	(786,512,782)	(39,934,107)

Written options outstanding at the
end of the reporting period	$1,244,708,638	$70,038,539

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	16,168,425	$110,275,366	31,938,569	$218,790,518

Shares issued in connection with
reinvestment of distributions	1,820,186	12,365,591	5,196,313	35,449,398

	17,988,611	122,640,957	37,134,882	254,239,916

Shares repurchased	(18,181,181)	(123,948,359)	(38,649,700)	(263,845,938)

Net decrease	(192,570)	$(1,307,402)	(1,514,818)	$(9,606,022)

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	765,743	$5,174,409	2,105,943	$14,318,416

Shares issued in connection with
reinvestment of distributions	61,340	413,262	208,992	1,412,938

	827,083	5,587,671	2,314,935	15,731,354

Shares repurchased	(909,543)	(6,153,665)	(2,787,583)	(18,884,104)

Net decrease	(82,460)	$(565,994)	(472,648)	$(3,152,750)

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	3,113,958	$21,116,342	8,428,929	$57,395,078

Shares issued in connection with
reinvestment of distributions	213,498	1,441,385	660,999	4,480,909

	3,327,456	22,557,727	9,089,928	61,875,987

Shares repurchased	(4,198,821)	(28,497,415)	(8,652,088)	(58,620,817)

Net increase (decrease)	(871,365)	$(5,939,688)	437,840	$3,255,170

	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	617,060	$4,125,874	4,252,299	$28,443,376

Shares issued in connection with
reinvestment of distributions	32,222	214,697	96,626	646,826

	649,282	4,340,571	4,348,925	29,090,202

Shares repurchased	(2,752,669)	(18,406,827)	(12,052,732)	(80,978,751)

Net decrease	(2,103,387)	$(14,066,256)	(7,703,807)	$(51,888,549)

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	241,794	$1,634,867	308,145	$2,097,773

Shares issued in connection with
reinvestment of distributions	10,091	68,247	24,597	167,075

	251,885	1,703,114	332,742	2,264,848

Shares repurchased	(222,454)	(1,505,622)	(234,689)	(1,602,134)

Net increase	29,431	$197,492	98,053	$662,714

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	11,160,744	$77,058,348	19,234,583	$133,635,790

Shares issued in connection with
reinvestment of distributions	264,389	1,818,177	554,836	3,832,111

	11,425,133	78,876,525	19,789,419	137,467,901

Shares repurchased	(7,877,383)	(54,348,778)	(21,652,336)	(149,652,242)

Net increase (decrease)	3,547,750	$24,527,747	(1,862,917)	$(12,184,341)

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
	appreciation/		Unrealized appreciation/
Interest rate contracts	(depreciation)	$109,541,414*	(depreciation)	$102,464,881*

Total		$109,541,414		$102,464,881

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(17,467,293)	$8,040,769	$(29,794,340)	$(39,220,864)

Total	$(17,467,293)	$8,040,769	$(29,794,340)	$(39,220,864)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(2,995,661)	$1,814,366	$23,440,279	$22,258,984

Total	$(2,995,661)	$1,814,366	$23,440,279	$22,258,984

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $99,281 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $404,734,116 and $490,975,682, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $424,890 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $9,005 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Elizabeth T. Kennan	Mark C. Trenchard
Putnam Investment	Kenneth R. Leibler	Vice President and
Management, LLC	Robert E. Patterson	BSA Compliance Officer
One Post Office Square	George Putnam, III
Boston, MA 02109	Robert L. Reynolds	Robert T. Burns
	W. Thomas Stephens	Vice President and
Investment Sub-Manager		Chief Legal Officer
Putnam Investments Limited	Officers
57–59 St James’s Street	Robert L. Reynolds	James P. Pappas
London, England SW1A 1LD	President	Vice President

Marketing Services	Jonathan S. Horwitz	Judith Cohen
Putnam Retail Management	Executive Vice President,	Vice President, Clerk and
One Post Office Square	Principal Executive	Assistant Treasurer
Boston, MA 02109	Officer, Treasurer and
	Compliance Liaison	Michael Higgins
Custodian		Vice President, Senior Associate
State Street Bank	Steven D. Krichmar	Treasurer and Assistant Clerk
and Trust Company	Vice President and
	Principal Financial Officer	Nancy E. Florek
Legal Counsel		Vice President, Assistant Clerk,
Ropes & Gray LLP	Janet C. Smith	Assistant Treasurer and
	Vice President, Assistant	Proxy Manager
Trustees	Treasurer and Principal
Jameson A. Baxter, Chair	Accounting Officer	Susan G. Malloy
Ravi Akhoury		Vice President and
Barbara M. Baumann	Robert R. Leveille	Assistant Treasurer
Charles B. Curtis	Vice President and
Robert J. Darretta	Chief Compliance Officer
John A. Hill
Paul L. Joskow

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA035
274575 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Income Fund

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012